Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share
Basic earnings per share ("EPS") is calculated by dividing net income (loss) attributable to the Company's common shareholders, including participating securities, by the weighted average number of common shares outstanding for the period. Restricted shares issued pursuant to the Company's share-based compensation program are considered participating securities, as such shares have non-forfeitable rights to receive dividends. Unvested restricted shares are not allocated net losses and/or any excess of dividends declared over net income, as such amounts are allocated entirely to the common shareholders. For the years ended December 31, 2013, 2012 and period June 28, 2011 to December 31, 2011, the Company had 2.1 million weighted average unvested restricted shares outstanding.

The following table provides a reconciliation of the numerator and denominator of the EPS calculations for the years end December 31, 2013, 2012 and the period June 28, 2011 to December 31, 2011:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Period From June 28, 2011 to December 31, 2011
	Successor	Successor	Successor
Numerator
Income (loss) from continuing operations	$(80,657)	$(150,045)	$158,898
Net (income) loss attributable to non-controlling interests	18,641	35,548	(39,187)
Declared dividends allocated to unvested shares	(200)	—	—
Preferred stock dividends	(162)	(296)	(137)
Income (loss) from continuing operations attributable to common stockholders	(62,378)	(114,793)	119,574
Loss from discontinued operations, net of non-controlling interests	(31,518)	(8,070)	(4,360)
Net income (loss) attributable to the Company's common stockholders, basic and diluted	$(93,896)	$(122,863)	$115,214
Denominator:
Weighted average number of vested common shares outstanding	188,993	180,675	180,675
Earnings (loss) per share- basic and fully diluted:
Income (loss) from continuing operations	$(0.33)	$(0.64)	$0.66
Loss from discontinued operations	$(0.17)	$(0.04)	$(0.02)
	$(0.50)	$(0.68)	$0.64

Fully-diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into shares of common stock. The net loss attributable to non-controlling interests of the Operating Partnership and BPG Subsidiary have been excluded from the numerator and the related OP Units and BPG Subsidiary shares have been excluded from the denominator for the purpose of calculating diluted EPS as there would have been no effect had such amounts been included. For the year ended December 31, 2013, the weighted average number of OP Units and BPG Subsidiary shares outstanding was 2.8 million shares and 58.2 million shares, respectively. For the year ended December 31, 2012 and the period June 28, 2011 to December 31, 2011, the weighted average number of BPG Subsidiary shares outstanding was 58.2 million shares. For the year ended December 31, 2012 and the period June 28, 2011 to December 31, 2011, there was no outstanding OP Units. In addition, unvested restricted stock awards in the Company and BPG Subsidiary have been excluded for the year ended December 31, 2013 as they were anti-dilutive.